Fixed Assets, Net (Details) $ in Thousands				12 Months Ended
	Jan. 08, 2016 USD ($)	Dec. 23, 2015 USD ($)	Nov. 05, 2014 USD ($) item	Dec. 31, 2016 USD ($) item $ / T	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) item
Fixed Assets, Net
Gross sale consideration						$ 57,700
Vessels held for sale					$ 6,264
(Gain)/loss on sale of vessels				$ 36		$ (5,709)
Impairment loss					2,100
Number of vessels sold | item						5
Impairment loss of vessels held and used				415,118	41,080	$ 75,776
Vessels
Fixed Assets, Net
Number of containerships acquired | item			2
Impairment loss of vessels held and used				415,100	39,000	$ 75,800
Residual value of the fleet				$ 379,600	386,400
Average life of scrap considered to calculate residual value of vessel, one				10 years
Average life of scrap considered to calculate residual value of vessel, two				5 years
Scrap value per ton (in dollars per ton) | $ / T				300
Federal, Sold in 2016
Fixed Assets, Net
Gross sale consideration		$ 7,200
Amount received from sale of vessel	$ 5,800				1,400
Vessels held for sale					6,300
(Gain)/loss on sale of vessels				$ 36
Impairment loss					$ 2,100
TEU | item				4,651
Performance and Priority
Fixed Assets, Net
TEU | item			6,402
Property, plant and equipment acquired			$ 36,500